Finance and other costs	12 Months Ended
Oct. 31, 2023
Finance and other costs.
Finance and other costs
17.	Finance and other costs

For the year ended October 31	2023	2022
	$	$
Accretion on convertible debentures	1,747	1,635
Accretion on notes payable	112	512
Accretion on lease liabilities	2,480	2,384
Interest on notes payable	1,300	1,901
Interest on interest bearing borrowings	1,497	—
Transaction and other costs	2,591	3,947
Total	9,727	10,379